Summary of Significant Accounting Policies - Accounts Receivable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Summary of Significant Accounting Policies
Amounts reserved for doubtful accounts	$ 414	$ 177
Revenues	100,000
Outstanding securities	$ 700,000